Significant accounting policies - Additional information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Statement [Line Items]
Proportion of voting rights held in associate		20.00%
Lease Liabilities	$ 355	$ 304
Incremental Borrowing Rate	8.00%
Right of use assets inducements written off	$ 100
Adjsutment to deficit		$ (242,113)	$ (236,591)
IFRS 15 [member]
Statement [Line Items]
Adjsutment to deficit				$ 14,100
Discount rate				8.00%
IFRS 16 [member]
Statement [Line Items]
Right of use assets	300
Lease Liabilities	$ 400
Bottom of range [member]
Statement [Line Items]
Percentage of depreciation charged		20.00%
Top of range [member]
Statement [Line Items]
Percentage of depreciation charged		30.00%